Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Financial Assets and Liabilities - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Assets and Liabilities [Abstract]
Non-current financial assets	€ 9,052,741	€ 2,900,902
Financial assets from government grants		732,971
Other current financial assets	77,504,518	64,791,088
Liabilities from government grants		6,209,266
Trade and other payables	€ 14,716,441	€ 4,987,538